Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of purchase consideration to the acquisition-date fair value of the assets acquired and liabilities assumed
The following table summarizes the allocation of the purchase consideration to the acquisition-date fair value of the assets acquired and liabilities assumed (in thousands):

Ⅰ. Total purchase consideration	$64,302
Ⅱ. Identifiable Assets and liabilities, net	$27,628
Cash and cash equivalents	2,714
Accounts receivable	4,409
Prepaid expenses, and other assets	164
Intangible assets, net	36,205
Property and equipment	255
Right-of-use assets	1,163
Deferred tax assets	188
Other non-current assets	193
Accounts payable and other payables	(3,930)
Income taxes payable	(2,350)
Lease liabilities	(1,232)
Other current liabilities	(498)
Deferred tax liabilities	(9,653)
Ⅲ. Goodwill (Ⅰ-Ⅱ)	$36,674